Other current non-financial assets	12 Months Ended
Mar. 31, 2026
Disclosure of other current non-financial assets [Abstract]
Other current non-financial assets

9.       Other current non-financial assets

	March 31, 2026	March 31, 2025
(i) Deferred contract costs (refer Note (i) below)	172	139
(ii) Current prepayments (refer Note (ii) below)	1,154	832
(iii) Current receivables from taxes other than income tax	2,225	1,768
(iv) Other receivables*	472	385
	4,023	3,124

*Represents trade advances

Note (i)

The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 31, 2026	March 31, 2025
Trade Receivables	12,648	10,916
Deferred contract costs	176	145
Current Deferred contract costs	172	139
Non-Current Deferred contract costs	4	6
Contract liabilities – Deferred Income
Current contract liabilities	4,039	2,823
Non-current contract liabilities	5,097	3,290
Total Contract liabilities – Deferred Income	9,136	6,113

The following table provides the significant changes in contract liabilities (Deferred Income) for the year ended March 31, 2026 and March 31, 2025:

Particulars	For the Year ended March 31, 2026	For the Year ended March 31, 2025
Balance as at April 1	6,113	5,137
Revenue recognized that was included in deferred revenue at the beginning of the year	2,823	2,142

Note (ii)

Particulars	March 31, 2026	March 31, 2025
Prepayments for purchase of bandwidth	480	174
Prepayments - others	674	658
	1,154	832

Contract Cost and Amortization

Costs to fulfil customer contracts are deferred and amortized over the contract period. For the year ended March 31, 2026 the Company has capitalized ₹ 358 (March 31, 2025: ₹ 193) and amortized ₹ 327 (March 31, 2025: ₹ 199). There was no impairment loss in relation to the capitalized cost.

Incremental costs of obtaining a contract are recognized as assets and amortized over the contract period. The Company recognizes incremental cost of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.